                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:         811-03159
                                            811-03162
                                            811-06530
                                            811-03165

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2003

Date of reporting period: June 30, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

THIS ANNUAL REPORT INCLUDES EACH FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS, AS WELL AS OTHER INFORMATION.


AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUNDS BEING OFFERED. THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. THE FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUNDS WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THESE FUNDS.

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Funds attempt to eliminate duplicate mailings to the same address. The Funds deliver a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials, to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

            U.S. Government & Agency Obligations (49.2%)
$2,499,300  Federal Home Loan Banks
             07/07/03 - 09/03/03...............  0.89 - 1.24%   $ 2,497,829,412
 4,714,775  Federal National Mortgage Assoc.
             07/07/03 - 04/30/04...............   0.91 - 1.24     4,703,517,316
 1,355,600  Freddie Mac
             07/30/03 - 12/31/03...............   1.14 - 1.24     1,351,904,043
 2,900,000  U.S. Treasury Bills
             09/11/03 - 12/26/03...............   0.79 - 1.17     2,891,563,972
                                                                ---------------
            Total U.S. Government & Agency Obligations
             (COST $11,444,814,743)...........................   11,444,814,743
                                                                ---------------
            Commercial Paper (37.6%)
            BANKING (2.1%)
   500,000  Citicorp
             07/02/03 - 08/18/03...............   1.02 - 1.20       499,646,333
                                                                ---------------
            FINANCE - CONSUMER (7.6%)
    72,650  American Express Credit Corp.
             07/08/03..........................      0.95            72,636,580
   220,000  DaimlerChrysler Revolving Auto
             Conduit
             07/18/03 - 07/25/03...............   0.99 - 1.18       219,867,133
   495,300  FCAR Owner Trust
             07/08/03 - 07/22/03...............   0.97 - 1.24       495,068,964
   980,000  New Center Asset Trust
             07/14/03 - 07/29/03...............   0.95 - 1.24       979,435,856
                                                                ---------------
                                                                  1,767,008,533
                                                                ---------------
            FINANCE - CORPORATE (0.2%)
    51,650  CIESCO, LLC
             07/09/03..........................      1.23            51,635,882
                                                                ---------------
            FINANCIAL CONGLOMERATES (7.8%)
 1,092,800  General Electric Capital Corp.
             07/16/03 - 08/29/03...............   1.18 - 1.26     1,091,391,978
   735,000  Mortgage Interest Networking Trust
             07/18/03 - 08/13/03...............   0.95 - 1.24       734,377,939
                                                                ---------------
                                                                  1,825,769,917
                                                                ---------------
            INTERNATIONAL BANKS (18.5%)
    50,000  ANZ (DE) Inc.
             07/23/03..........................      0.96            49,970,667

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

$  383,600  Abbey National North America LLC
             07/07/03 - 07/08/03...............     1.05  %     $   383,524,120
   500,000  Barclays U.S. Funding Corp.
             08/21/03 - 08/29/03...............   1.18 - 1.21       499,066,014
    57,935  CBA (Delaware) Finance Inc.
             07/31/03..........................      1.03            57,885,272
   240,000  Canadian Imperial Holdings Inc.
             07/08/03 - 07/14/03...............   1.23 - 1.24       239,913,394
   181,400  ING (US) Funding LLC
             08/14/03 - 08/19/03...............   1.19 - 1.20       181,115,072
   228,200  National Australia Funding (DE)
             Inc.
             07/02/03 - 07/03/03...............   0.96 - 1.09       228,189,363
 1,000,000  Royal Bank of Scotland PLC
             07/03/03 - 07/15/03...............   1.21 - 1.24       999,648,431
   808,900  Societe Generale N.A. Inc.
             07/07/03 - 10/03/03...............   0.98 - 1.24       807,670,114
   850,000  UBS Finance (Delaware) LLC
             07/01/03 - 07/03/03...............   0.94 - 1.24       849,959,389
                                                                ---------------
                                                                  4,296,941,836
                                                                ---------------
            INVESTMENT BANKS/BROKERS (1.4%)
   322,000  Goldman Sachs Group, Inc. (The)
             07/17/03 - 07/21/03...............   1.00 - 1.23       321,822,889
                                                                ---------------
            Total Commercial Paper
             (COST $8,762,825,390)............................    8,762,825,390
                                                                ---------------
            Certificates of Deposit (10.6%)
 1,075,000  Bank of America, N.A.
             07/16/03 - 08/20/03...............   1.00 - 1.24     1,075,000,000
   400,000  Branch Banking & Trust Co., N.C.
             07/01/03..........................      1.01           400,000,000
   750,000  State Street Bank & Trust Co.
             07/16/03 - 07/18/03...............   1.03 - 1.18       750,000,000
   250,000  Wells Fargo Bank, N.A.
             07/23/03 - 08/27/03...............   1.03 - 1.23       250,000,000
                                                                ---------------
            Total Certificates of Deposit
             (COST $2,475,000,000)............................    2,475,000,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

            Short-Term Bank Notes (2.6%)
$  600,000  Standard Federal Bank, N.A.
             07/24/03 - 08/01/03
             (COST $600,000,000)...............  1.04 - 1.23%   $   600,000,000
                                                                ---------------

            Total Investments
             (COST $23,282,640,133) (a)........      100.0%      23,282,640,133

            Liabilities in Excess of Other
             Assets............................       (0.0)          (4,980,368)
                                                     -----      ---------------
            Net Assets.........................      100.0%     $23,277,659,765
                                                     =====      ===============

---------------------

 (A)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $23,282,640,133).................................  $23,282,640,133
Cash..............................................           15,326
Interest receivable...............................        2,413,521
Prepaid expenses and other assets.................          320,243
                                                    ---------------
    Total Assets..................................   23,285,389,223
                                                    ---------------
Liabilities:
Payable for:
  Investment management fee.......................        5,193,835
  Distribution fee................................        1,971,857
  Shares of beneficial interest redeemed..........            2,006
Accrued expenses and other payables...............          561,760
                                                    ---------------
    Total Liabilities.............................        7,729,458
                                                    ---------------
    Net Assets....................................  $23,277,659,765
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $23,277,594,670
Accumulated undistributed net investment income...           65,095
                                                    ---------------
    Net Assets....................................  $23,277,659,765
                                                    ===============
Net Asset Value Per Share,
  23,277,636,469 shares outstanding (UNLIMITED
   SHARES AUTHORIZED OF $.01 PAR VALUE)...........  $          1.00
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $374,034,919
                                                    ------------
Expenses
Investment management fee.........................    64,385,989
Distribution fee..................................    24,205,951
Transfer agent fees and expenses..................     9,434,779
Custodian fees....................................       994,374
Shareholder reports and notices...................       521,277
Registration fees.................................       196,324
Professional fees.................................        52,801
Trustees' fees and expenses.......................        20,889
Other.............................................       411,604
                                                    ------------
    Total Expenses................................   100,223,988
                                                    ------------

    Net Investment Income.........................   273,810,931

    Net Realized Gain.............................         1,905
                                                    ------------

Net Increase......................................  $273,812,836
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2003    JUNE 30, 2002
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   273,810,931  $   621,446,735
Net realized gain.......................            1,905           84,074
                                          ---------------  ---------------

    Net Increase........................      273,812,836      621,530,809
                                          ---------------  ---------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (273,802,951)    (621,446,027)
Net realized gain.......................           (1,905)         (84,074)
                                          ---------------  ---------------

    Total Dividends and Distributions...     (273,804,856)    (621,530,101)
                                          ---------------  ---------------

Net decrease from transactions in shares
 of beneficial interest.................   (1,760,025,590)  (1,174,174,409)
                                          ---------------  ---------------

    Net Decrease........................   (1,760,017,610)  (1,174,173,701)

Net Assets:
Beginning of period.....................   25,037,677,375   26,211,851,076
                                          ---------------  ---------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $65,095 AND
 $15,316, RESPECTIVELY).................  $23,277,659,765  $25,037,677,375
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% to the portion of daily net assets exceeding $30 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $125,309,994,181 and $127,407,917,039, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $136,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

expenses in the Statement of Operations amounted to $7,265. At June 30, 2003, the Fund had an accrued pension liability of $58,087 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2003    JUNE 30, 2002
                                          ---------------  ---------------
Shares sold.............................   70,079,943,853   77,921,269,151
Shares issued in reinvestment of
 dividends and distributions............      273,033,113      620,058,475
                                          ---------------  ---------------
                                           70,352,976,966   78,541,327,626
Shares redeemed.........................  (72,113,002,556) (79,715,502,035)
                                          ---------------  ---------------
Net decrease in shares outstanding......   (1,760,025,590)  (1,174,174,409)
                                          ===============  ===============

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Selected Per Share Data:
Net asset value,
 beginning of period.....     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              -------        -------        -------        -------        -------
Net income from
 investment operations...       0.011          0.023          0.056          0.054          0.048
Less dividends from net
 investment income.......      (0.011)+       (0.023)+       (0.056)+       (0.054)        (0.048)
                              -------        -------        -------        -------        -------

Net asset value, end of
 period..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              =======        =======        =======        =======        =======

Total Return.............        1.13%          2.33%          5.76%          5.50%          4.92%

Ratios to Average Net
 Assets:
Expenses.................        0.41%          0.40%          0.41%          0.42%          0.43%
Net investment income....        1.12%          2.32%          5.58%          5.38%          4.78%
Supplemental Data:
Net assets, end of
 period, in millions.....     $23,278        $25,038        $26,212        $20,972        $15,989

---------------------

  +   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2003, 13.40% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                           ACTIVE ASSETS MONEY TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                   RATE+     DATE*        VALUE

-----------------------------------------------------------------------------

           Short-Term Variable Rate Municipal Obligations (76.3%)
           ALABAMA
 $21,160   University of Alabama,
            Hospital Ser 2000............   0.97%   07/08/03   $   21,160,000
           ARIZONA
   2,400   Pinal County Industrial
            Development Authority,
            Newmont Mining Co Ser 1984...   0.95    07/01/03        2,400,000
           CALIFORNIA
  10,020   California Housing Finance
            Agency, Home Mortgage 2001
            Ser U (MBIA) (AMT)...........   0.95    07/01/03       10,020,000
   4,300   Golden Empire Schools
            Financing Authority, Kern
            High School District
            Ser 2001.....................   1.00    07/08/03        4,300,000
   1,500   Orange County Sanitation
            District, Ser 2000 A COPs....   0.85    07/01/03        1,500,000
           COLORADO
  15,000   Colorado Student Obligation
            Bond Authority, Ser 1989A
            (Ambac) (AMT)................   1.00    07/08/03       15,000,000
           DELAWARE
  14,000   Delaware Economic Development
            Authority, Delaware Clean
            Power Ser 1997 C (AMT).......   1.16    07/08/03       14,000,000
           DISTRICT OF COLUMBIA
  16,000   District of Columbia, George
            Washington University
            Ser 1999 C (MBIA)............   1.05    07/08/03       16,000,000
           FLORIDA
  22,250   Dade County Industrial
            Development Authority,
            Dolphins Stadium
            Ser 1985 B & C...............   1.00    07/08/03       22,250,000
           Orlando-Orange County
            Expressway Authority,
  25,000    Ser 2003 C3 (FSA)............   0.90    07/08/03       25,000,000
  19,150    Ser 2003 C4 (FSA)............   0.90    07/08/03       19,150,000
  23,100   Pasco County School Board,
            Ser 1996 COPs (Ambac)........   1.00    07/08/03       23,100,000
  18,600   Tampa Bay Water, Utility
            System Ser 2002 (AMT)........   1.05    07/08/03       18,600,000
  16,840   Volusia County Health
            Facilities Authority, Pooled
            Hospital Loan (FGIC).........   1.03    07/08/03       16,840,000
           GEORGIA
  21,000   Albany-Dougherty County
            Hospital Authority,
            Phoebe-Putney Memorial
            Hospital Ser 1991 (Ambac)....   1.00    07/08/03       21,000,000
  50,000   Atlanta, Water & Wastewater
            Ser 2001 B (FSA).............   0.90    07/08/03       50,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

 $26,285   Burke County Development
            Authority, Oglethorpe Power
            Co Ser 1994 A (FGIC).........   0.95%   07/08/03   $   26,285,000
  13,700   Clayton County Hospital
            Authority, Southern Regional
            Medical Center Ser 1998B.....   1.00    07/08/03       13,700,000
   9,900   Georgia Municipal Electric
            Authority, Subser 2000 D.....   0.85    07/08/03        9,900,000
  20,000   Metropolitan Atlanta Rapid
            Transit Authority,
            Ser 2000 A...................   1.05    07/08/03       20,000,000
  15,250   Private Colleges &
            Universities Authority, Emory
            University 2001 Ser B........   0.90    07/08/03       15,250,000
           ILLINOIS
  15,000   Chicago, Ser 2002 B (FGIC)....   0.95    07/08/03       15,000,000
  75,000   Chicago Metropolitan Water
            Reclamation District,
            2002 Ser A & E...............   0.90    07/08/03       75,000,000
  30,500   Cook County, Ser 2002 B.......   1.09    07/08/03       30,500,000
   8,000   Illinois Development Finance
            Authority, Palos Community
            Hospital Ser 1998............   1.00    07/08/03        8,000,000
   9,400   Illinois Health Facilities
            Authority, Northwestern
            Memorial Hospital
            Ser 1995 & Ser 2002 B........   1.00    07/01/03        9,400,000
  19,900   Illinois Toll Highway
            Authority, Refg 1993 Ser B
            (MBIA).......................   0.90    07/08/03       19,900,000
           KENTUCKY
  19,375   Breckinridge County,
            Association of Counties
            Leasing Trust 2002 Ser A.....   1.00    07/01/03       19,375,000
  22,500   Kenton County Airport Board,
            Flight Safety International
            Inc Ser 2001 A (AMT).........   1.08    07/08/03       22,500,000
  36,780   Louisville & Jefferson County
            Regional Airport Authority,
            United Parcel Service of
            America Ser 1999 A (AMT).....   0.95    07/01/03       36,780,000
           LOUISIANA
  13,000   New Orleans Aviation Board,
            Ser 1993 B (MBIA)............   1.05    07/08/03       13,000,000
           MASSACHUSETTS
  50,280   Massachusetts, Refg 1998 Ser
            B............................   0.90    07/08/03       50,280,000
  37,000   Massachusetts Bay
            Transportation Authority,
            Ser 2000.....................   0.95    07/08/03       37,000,000
           Massachusetts Health &
            Educational Facilities
            Authority,
  20,000    Amherst College 2003 Ser H...   0.88    06/09/04       20,000,000
  20,000    Bentley College Ser K........   1.00    07/08/03       20,000,000
           Massachusetts Water Resources
            Authority,
  11,100    Multi-Modal Sub 1999 Ser B...   0.90    07/08/03       11,100,000
  22,500    Multi-Modal Sub 2001 Ser A
            (FGIC).......................   0.90    07/08/03       22,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

           MICHIGAN
           Detroit,
 $20,000    Sewage Disposal System Second
            Lien Ser 2000 E (FGIC).......   1.50%   10/02/03   $   20,000,000
  50,000    Sewage Disposal System Senior
            Lien Ser 2001 C-1 (FSA)......   0.90    07/08/03       50,000,000
  25,000   Detroit, Water Supply System
            Refg Second Lien Ser 2001-C
            (FGIC).......................   0.95    07/08/03       25,000,000
  25,710   Holt Public Schools, Ser
            2002.........................   0.90    07/08/03       25,710,000
  43,750   Michigan Building Authority,
            2002 Multi-Modal Ser II......   0.90    07/08/03       43,750,000
  22,325   Michigan Housing Development
            Authority, Rental Housing
            2002 Ser B (MBIA)............   0.90    07/08/03       22,325,000
  11,000   Oakland University, Ser 2001
            (FGIC).......................   1.05    07/08/03       11,000,000
           MINNESOTA
   7,465   University of Minnesota
            Regents, Ser
            1999A & 2001A................   1.10    07/08/03        7,465,000
           MISSISSIPPI
  12,900   Perry County, Leaf River
            Forest Products Inc Ser
            2002.........................   0.90    07/08/03       12,900,000
           MISSOURI
  25,000   Lee's Summit, Multifamily
            Housing Ser 2001 A...........   1.54    07/08/03       25,000,000
           Missouri Health & Educational
            Facilities Authority,
     180    Cox Health System Ser 2002...   1.10    07/01/03          180,000
  38,600    Stowers Institute Ser 2002...   0.95    07/08/03       38,600,000
  38,855   University of Missouri,
            Ser 2000 B...................   0.98    07/01/03       38,855,000
           NEVADA
           Clark County,
   9,000    Airport Sub Lien Ser 1999B-1
            (AMT)........................   0.98    07/08/03        9,000,000
  16,370    Airport Sub Lien Ser 2001A
            (FGIC) (AMT).................   1.06    07/01/03       16,370,000
  47,000    Airport Sub Lien Ser 2001C
            (FGIC).......................   0.90    07/08/03       47,000,000
           NEW HAMPSHIRE
  16,000   New Hampshire Higher
            Educational & Health
            Facilities Authority,
            Dartmouth College
            Ser 2002.....................   1.00    07/08/03       16,000,000
           NEW JERSEY
  34,800   New Jersey Turnpike Authority,
            Ser 1991 D (FGIC)............   0.90    07/08/03       34,800,000
           NEW MEXICO
  19,900   Farmington, Arizona Public
            Service Co 1994 Ser C
            (AMT)........................   0.90    07/01/03       19,900,000
           NEW YORK
  10,000   Long Island Power Authority,
            Electric Ser 2 Subser 2A.....   0.95    07/08/03       10,000,000
   6,000   New York City, 1992 Ser D
            (FGIC).......................   0.95    07/08/03        6,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

 $   500   New York State Energy
            Research & Development
            Authority, New York State
            Electric & Gas Corp
            Ser 1994 C...................   0.95%   07/01/03   $      500,000
  45,200   Triborough Bridge & Tunnel
            Authority, Ser 2002 F........   1.00    07/08/03       45,200,000
           NORTH CAROLINA
  10,800   Charlotte, Fiscal 2002 Ser
            C............................   1.00    07/08/03       10,800,000
  50,100   Charlotte-Mecklenburg Hospital
            Authority, Health Care System
            Ser C & D....................   0.90    07/08/03       50,100,000
   3,500   Durham, Ser 1993A COPs........   1.10    07/08/03        3,500,000
  13,355   Mecklenburg County, Ser 2001
            COPs.........................   1.00    07/08/03       13,355,000
           North Carolina,
  25,700    Ser 2002 C...................   0.90    07/08/03       25,700,000
  15,000    Ser 2002 F...................   0.92    07/08/03       15,000,000
           North Carolina Medical Care
            Commission,
  25,000    Firsthealth of the Carolinas
            Ser 2002.....................   0.95    07/08/03       25,000,000
  43,100    North Carolina Baptist
            Hospitals Ser 2000...........   0.97    07/08/03       43,100,000
  27,825   University of North Carolina
            at Chapel Hill,
            Ser 2001 C...................   0.90    07/08/03       27,825,000
           OHIO
   9,200   Columbus, Unlimited Tax Ser
            1995-1.......................   0.90    07/08/03        9,200,000
           OKLAHOMA
           Oklahoma Water Resources
            Board, State Loan Program
  44,165    Ser 1994A & 1999.............   1.10    09/02/03       44,165,000
  16,905    Ser 2001.....................   1.10    10/01/03       16,905,000
   5,000   Tulsa County Industrial
            Authority, Montereau in
            Warren Woods Ser 2002 A......   0.95    07/01/03        5,000,000
           OREGON
  29,000   Oregon, Veterans Ser 73 G.....   1.00    07/08/03       29,000,000
           PENNSYLVANIA
           Pennsylvania Higher Education
            Assistance Agency,
  25,000    Student Loan 1988 Ser B
            (Ambac) (AMT)................   1.00    07/08/03       25,000,000
  40,000    Student Loan 1997 Ser A &
            2001 Ser A (Ambac) (AMT).....   1.05    07/08/03       40,000,000
  25,000   Pennsylvania Turnpike
            Commission, 2002 Ser A-2.....   0.95    07/08/03       25,000,000
  14,800   Philadelphia, Water &
            Wastewater Ser 2003..........   0.90    07/08/03       14,800,000
  23,700   York General Authority,
            Harrisburg School District
            Subser 1996 B (Ambac)........   1.00    07/08/03       23,700,000
           RHODE ISLAND
  22,000   Rhode Island Convention
            Center, Ser 2001.............   0.90    07/08/03       22,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

           SOUTH CAROLINA
 $24,000   Greenwood County, Fuji Photo
            Film Inc Ser 2001............   1.10%   07/08/03   $   24,000,000
           Piedmont Municipal Power
            Agency,
  21,000    Electric Refg Ser 1997 A
            (MBIA).......................   0.95    07/08/03       21,000,000
  15,900    Electric Refg Ser 2002 B
            (FGIC).......................   0.85    07/08/03       15,900,000
           TENNESSEE
           Clarksville Public Building
            Authority,
  26,925    Pooled Financing Ser 1995....   1.00    07/08/03       26,925,000
  10,765    Pooled Financing Ser 2001....   1.00    07/01/03       10,765,000
   7,900   Memphis, GO Airport Refg Ser
            1995 B (AMT).................   1.05    07/08/03        7,900,000
           Metropolitan Nashville &
            Davidson County Health &
            Educational Facilities Board,
  10,000    Ensworth School Ser 2002.....   1.00    07/08/03       10,000,000
   7,400    Vanderbilt University 2002
            Ser B........................   0.93    07/01/03        7,400,000
           Montgomery County Public
            Building Authority,
  53,370    Pool Financing Ser 1997 &
            1999.........................   1.00    07/08/03       53,370,000
   1,890    Pool Financing Ser 2002......   1.00    07/01/03        1,890,000
           TEXAS
  23,000   Brownsville, Utilities System
            Sub Lien Ser 2001B (MBIA)....   0.95    07/08/03       23,000,000
   2,800   Gulf Coast Waste Disposal
            Authority, Exxon Corp
            Ser 1995.....................   0.90    07/01/03        2,800,000
           Harris County,
  15,000    Toll Road Unlimited Tax Sub
            Lien Ser 1994 B..............   1.00    07/08/03       15,000,000
  17,735    Toll Road Unlimited Tax Sub
            Lien Ser 1994 D..............   1.10    07/08/03       17,735,000
  42,700   Harris County Health
            Facilities Development
            Corporation, Methodist
            Hospital Ser 2002............   0.95    07/01/03       42,700,000
  19,000   Harris County Industrial
            Development Corporation,
            Baytank Inc Ser 1998.........   0.95    07/08/03       19,000,000
   7,100   Lower Neches Valley Authority,
            Exxon Oil Refining Ser 1999
            (AMT)........................   0.95    07/01/03        7,100,000
           San Antonio, Water System
   7,000    Ser 2003 A (MBIA)............   0.90    07/08/03        7,000,000
  16,500    Ser 2003 B (MBIA)............   1.00    07/08/03       16,500,000
   9,300   Texas, Veterans' Housing
            Assistance Fund II
            Ser 2003 A (AMT).............   0.98    07/08/03        9,300,000
  62,520   Texas Municipal Gas
            Corporation, Senior Lien
            Ser 1998.....................   1.00    07/08/03       62,520,000
           UTAH
  18,600   Eagle Mountain, Gas & Electric
            Ser 2001.....................   1.00    07/08/03       18,600,000
           Intermountain Power Agency,
  30,000    1985 Ser E (Ambac)...........   0.97    12/01/03       30,000,000
  35,900    1985 Ser F (Ambac)...........   1.00    09/15/03       35,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

 $34,575   Salt Lake County, Service
            Station Holdings British
            Petroleum Ser 1994B..........   0.98%   07/01/03   $   34,575,000
           VIRGINIA
  15,000   Chesapeake Hospital Authority,
            Chesapeake General Hospital
            Ser 2001 A...................   1.00    07/08/03       15,000,000
  29,000   Loudoun County Industrial
            Development Authority, Howard
            Hughes Medical Institute
            Ser 2003 B & F...............   0.90    07/08/03       29,000,000
           WASHINGTON
  15,000   Port of Seattle, 1997 Ser
            A (AMT)......................   1.15    07/08/03       15,000,000
  18,800   Washington, Ser VR - 96 A.....   0.93    07/08/03       18,800,000
           WISCONSIN
   9,500   Brokaw, Wausau Paper Mills Co
            Ser 1995 (AMT)...............   1.35    07/08/03        9,500,000
                                                               --------------
           Total Short-Term Variable Rate Municipal
            Obligations
            (COST $2,378,675,000)............................
                                                                2,378,675,000
                                                               --------------

                                                       YIELD TO
                                                       MATURITY
                                    COUPON  MATURITY  ON DATE OF
                                     RATE     DATE     PURCHASE
                                    ------  --------  ----------

         Tax-Exempt Commercial Paper (18.5%)
         ALABAMA
         Montgomery County
          Industrial Development
          Board,
 7,000    General Electric Co Ser
          1990....................  1.00%   08/11/03   1.00%           7,000,000
20,000    General Electric Co Ser
          1990....................   0.95   08/12/03    0.95          20,000,000
         COLORADO
 7,500   Regional Transportation
          District, Sub Lien Sales
          Tax Ser 2001 A..........   1.00   08/11/03    1.00           7,500,000
         DISTRICT OF COLUMBIA
20,000   District of Columbia, The
          American National Red
          Cross Ser 2000..........   0.90   09/09/03    0.90          20,000,000
         FLORIDA
15,000   Hillsborough County, Ser
          2002 A..................   0.95   08/26/03    0.95          15,000,000
         HAWAII
 6,500   Honolulu City & County,
          Ser 2001 Notes..........   1.05   08/06/03    1.05           6,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                        YIELD TO
PRINCIPAL                                               MATURITY
AMOUNT IN                             COUPON  MATURITY  ON DATE OF
THOUSANDS                             RATE     DATE     PURCHASE        VALUE

----------------------------------------------------------------------------------

           INDIANA
 $25,160   Indiana State Office
            Building Commission,
            Hoosier Notes Ser A.....  0.95%   09/10/03   0.95%      $   25,160,000
           MARYLAND
           Maryland Health & Higher
            Educational Facilities
            Authority,
  19,000    The Johns Hopkins
            Hospital Ser C..........   1.05   07/10/03    1.05          19,000,000
  15,000    The Johns Hopkins
            Hospital Ser C..........   1.00   08/11/03    1.00          15,000,000
           MASSACHUSETTS
           Massachusetts,
  20,000    Ser E...................   0.85   07/24/03    0.85          20,000,000
  20,000    Ser E...................   0.85   07/28/03    0.85          20,000,000
  19,000   Massachusetts Port
            Authority,
            Ser 2003 A..............   0.95   07/21/03    0.95          19,000,000
           Massachusetts Water
            Resources Authority,
  11,000    Ser 1999................   1.05   07/22/03    1.05          11,000,000
   8,500    Ser 1999................   1.05   08/13/03    1.05           8,500,000
           MICHIGAN
  12,530   Michigan, Multi-Modal
            School Loan
            Ser 2003 A..............   1.06   10/06/03    1.06          12,530,000
           MINNESOTA
           Rochester, Mayo
            Foundation/Mayo Medical
            Center
  15,000    Ser 1992 C..............   1.05   08/20/03    1.05          15,000,000
  13,100    Ser 2000 C..............   1.03   07/22/03    1.03          13,100,000
  17,250    Ser 2000 C..............   1.05   08/13/03    1.05          17,250,000
  10,000    Ser 2001 D..............   1.00   07/29/03    1.00          10,000,000
           NEBRASKA
  10,000   Omaha Public Power
            District, Ser A.........   1.05   07/07/03    1.05          10,000,000
           NEVADA
  12,000   Clark County, Motor
            Vehicle Fuel Tax
            Ser A...................   1.05   07/14/03    1.05          12,000,000
           PENNSYLVANIA
           Montgomery County
            Industrial Development
            Authority,
  12,000    Exelon Generation Co
            Ser 2001 B..............   1.00   08/14/03    1.00          12,000,000
  16,400    PECO Energy 1994
            Ser A...................   1.05   07/15/03    1.05          16,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                        YIELD TO
PRINCIPAL                                               MATURITY
AMOUNT IN                             COUPON  MATURITY  ON DATE OF
THOUSANDS                             RATE     DATE     PURCHASE        VALUE

----------------------------------------------------------------------------------

           SOUTH CAROLINA
           South Carolina Public
            Service Authority,
 $12,000    Santee Cooper Ser
            1998....................  1.05%   07/14/03   1.05%      $   12,000,000
  12,972    Santee Cooper Ser
            1998....................   0.95   07/29/03    0.95          12,972,000
           TEXAS
  15,000   Dallas Area Rapid
            Transit, Ser 2001.......   0.95   08/14/03    0.95          15,000,000
  15,000   Harris County, Notes
            Ser D...................   1.05   07/11/03    1.05          15,000,000
           Houston,
  10,000    Water & Sewer
            Ser 1994 A..............   1.10   07/08/03    1.10          10,000,000
  25,000    Water & Sewer
            Ser 1994 A..............   1.15   07/08/03    1.15          25,000,000
  15,000    Water & Sewer
            Ser 1994 A..............   1.10   07/09/03    1.10          15,000,000
  12,600   Irving, Water and Sewer
            Ser A...................   1.10   07/17/03    1.10          12,600,000
           North Central Texas
            Health Facilities
            Development Corporation,
  20,000    Methodist Hospitals of
            Dallas Ser 1998
            (Ambac).................   1.05   07/09/03    1.05          20,000,000
  11,000    Methodist Hospitals of
            Dallas Ser 1998
            (Ambac).................   0.95   08/13/03    0.95          11,000,000
   9,000    Methodist Hospitals of
            Dallas Ser 1998
            (Ambac).................   1.05   08/14/03    1.05           9,000,000
  24,300   San Antonio, Electric &
            Gas Ser 1995 A..........   1.05   07/23/03    1.05          24,300,000
  19,000   Texas Municipal Power
            Agency, Ser 1991........   1.05   08/07/03    1.05          19,000,000
  10,000   Texas Public Finance
            Authority, Ser 2003.....   1.03   07/18/03    1.03          10,000,000
  10,000   University of Texas
            System Board of Regents,
            Permanent University
            Fund Ser A..............   0.93   11/07/03    0.93          10,000,000
           WASHINGTON
  23,600   King County, Sewer Ser
            A.......................   1.00   08/06/03    1.00          23,600,000
                                                                    --------------
           Total Tax-Exempt Commercial Paper
            (COST $576,412,000)...................................     576,412,000
                                                                    --------------
           Short-Term Municipal Notes & Bonds (8.3%)
           CALIFORNIA
           California School Cash
            Reserve Program
            Authority,
  28,000    2002 Pool Ser A (Ambac),
            dtd 07/03/02............   3.00   07/03/03    1.67          28,002,007
  22,500    2003 Pool Ser A (Ambac),
            dtd 07/03/03 (WI).......   2.00   07/06/04    0.90          22,747,725
           ILLINOIS
  25,000   Illinois, Revenue
            Anticipation
            Certificates Ser 2002,
            dtd 05/22/03............   2.00   04/15/04    0.96          25,203,134

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                        YIELD TO
PRINCIPAL                                               MATURITY
AMOUNT IN                             COUPON  MATURITY  ON DATE OF
THOUSANDS                             RATE     DATE     PURCHASE        VALUE

----------------------------------------------------------------------------------

           INDIANA
 $40,000   Indiana Bond Bank,
            Advance Funding
            Ser 2003 A,
            dtd 06/12/03............  1.25%   04/15/04   0.93%      $   40,100,212
           Indianapolis Local Public
            Improvement Bond Bank,
  10,000    Ser 2003 B, dtd
            01/14/03................   2.00   07/08/03    1.13          10,001,656
  15,000    Ser 2003 F, dtd
            06/26/03................   1.25   01/08/04    0.88          15,028,796
           KENTUCKY
  50,000   Kentucky Association of
            Counties Advance Revenue
            Program, Ser 2003 A
            COPs,
            dtd 07/01/03 (WI).......   2.00   06/30/04    0.90          50,543,500
           NEW YORK
  17,500   Erie County, Ser 2003 A
            RANs,
            dtd 06/24/03............   1.50   06/23/04    0.90          17,601,785
           TEXAS
  30,000   Texas, Ser 2002 TRANs,
            dtd 08/29/02............   2.75   08/29/03    1.39          30,065,029
           WISCONSIN
  19,000   Milwaukee, Ser 2002 B
            RANs, dtd 09/04/02......   2.75   08/28/03    1.43          19,039,401
                                                                    --------------
           Total Short-Term Municipal Notes & Bonds
            (COST $258,333,245)...................................     258,333,245
                                                                    --------------

           Total Investments
            (COST $3,213,420,245) (A) (B)....................   103.1%   3,213,420,245
           Liabilities in Excess of Other Assets.............    (3.1)     (97,761,382)
                                                               ------   --------------
           Net Assets........................................   100.0%  $3,115,658,863
                                                               ======   ==============

---------------------

 AMT  ALTERNATIVE MINIMUM TAX.
 COPS CERTIFICATES OF PARTICIPATION.
 RANS REVENUE ANTICIPATION NOTES.
 TRANS TAX AND REVENUE ANTICIPATION NOTES.
 WI   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
  +   RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2003.
  *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
 (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $109,391,499 IN CONNECTION WITH THE PURCHASE OF WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.
 (b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

 AMBAC AMBAC ASSURANCE CORPORATION.
 FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
 FSA  FINANCIAL SECURITY ASSURANCE INC.
 MBIA MBIA INSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $3,213,420,245)..................................  $3,213,420,245
Cash..............................................       6,931,369
Interest receivable...............................       5,940,373
Prepaid expenses and other assets.................          75,663
                                                    --------------
    Total Assets..................................   3,226,367,650
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................     109,391,499
  Investment management fee.......................         946,690
  Distribution fee................................         268,265
Accrued expenses and other payables...............         102,333
                                                    --------------
    Total Liabilities.............................     110,708,787
                                                    --------------
    Net Assets....................................  $3,115,658,863
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $3,115,627,425
Accumulated undistributed net investment income...          41,528
Accumulated net realized loss.....................         (10,090)
                                                    --------------
    Net Assets....................................  $3,115,658,863
                                                    ==============
Net Asset Value Per Share,
  3,115,668,159 shares outstanding (UNLIMITED
   SHARES AUTHORIZED OF $.01 PAR VALUE)...........  $         1.00
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $39,570,026
                                                    ----------
Expenses
Investment management fee.........................  11,034,476
Distribution fee..................................   3,059,388
Transfer agent fees and expenses..................     378,724
Custodian fees....................................     128,560
Registration fees.................................      94,710
Shareholder reports and notices...................      65,648
Professional fees.................................      47,215
Trustees' fees and expenses.......................      20,805
Other.............................................      59,020
                                                    ----------
    Total Expenses................................  14,888,546

Less: expense offset..............................    (128,147)
                                                    ----------

    Net Expenses..................................  14,760,399
                                                    ----------

Net Investment Income.............................  $24,809,627
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   24,809,627  $   43,103,831

Dividends to shareholders from net
 investment income......................     (24,808,438)    (43,102,764)

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     169,007,069    (128,761,190)
                                          --------------  --------------

    Net Increase (Decrease).............     169,008,258    (128,760,123)

Net Assets:
Beginning of period.....................   2,946,650,605   3,075,410,728
                                          --------------  --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $41,528 AND
 $40,054, RESPECTIVELY).................  $3,115,658,863  $2,946,650,605
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $7,572,343,020 and $7,451,902,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,265. At June 30, 2003, the Fund had an accrued pension liability of $58,087 which is included in accrued expenses in the Statement of Assets and Liabilities.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Shares sold.............................   9,532,821,650   9,459,188,018
Shares issued in reinvestment of
 dividends..............................      24,808,438      43,102,764
                                          --------------  --------------
                                           9,557,630,088   9,502,290,782
Shares redeemed.........................  (9,388,623,019) (9,631,051,972)
                                          --------------  --------------
Net increase (decrease) in shares
 outstanding............................     169,007,069    (128,761,190)
                                          ==============  ==============

6. Federal Income Tax Status
At June 30, 2003, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009 to offset future capital gains to the extent provided by regulations.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Selected Per Share Data:
Net asset value,
 beginning of period.....     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              -------        -------        -------        -------        -------
Net income from
 investment operations...       0.008          0.014          0.033          0.031          0.027
Less dividends from net
 investment income.......      (0.008)        (0.014)        (0.033)        (0.031)        (0.027)
                              -------        -------        -------        -------        -------

Net asset value, end of
 period..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              =======        =======        =======        =======        =======

Total Return.............        0.81%          1.38%          3.34%          3.15%          2.73%

Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................        0.48%          0.48%(1)       0.48%          0.50%          0.52%
Net investment income....        0.80%          1.38%          3.28%          3.11%          2.68%
Supplemental Data:
Net assets, end of
 period, in millions.....      $3,116         $2,947         $3,075         $2,660         $2,290

---------------------

 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                   RATE+     DATE*       VALUE

---------------------------------------------------------------------------

           California Tax-Exempt Short-Term Variable Rate Municipal
           Obligations (81.0%)
           ABAG Finance Authority for
            Nonprofit Corporations,
 $ 4,000    Computer History Museum Ser
            2002.........................   0.90%   07/08/03   $  4,000,000
   8,400    Episcopal Homes Foundation
            Ser 2000 COPs................   1.05    07/08/03      8,400,000
   7,000    Lease Purchase 2003 Ser A....   1.05    07/08/03      7,000,000
  12,800   Antelope Valley Union High
            School District, School
            Facility Bridge Funding 2002
            Ser C (FSA)..................   0.85    07/08/03     12,800,000
  17,800   Bay Area Toll Authority, San
            Francisco Bay Area Toll
            Bridge Ser B (Ambac).........   0.85    07/08/03     17,800,000
  20,000   Big Bear Lake, Southwest Gas
            Corp 1993 Ser A (AMT)........   0.95    07/08/03     20,000,000
  11,970   California Alternative Energy
            Source Finance Authority,
            General Electric Capital
            Corp-Arroyo Energy 1993 Ser B
            (AMT)........................   1.00    07/08/03     11,970,000
           California Educational
            Facilities Authority,
   5,000    California Institute of
            Technology Ser 1994..........   0.90    07/08/03      5,000,000
  15,165    Stanford University Ser
            L-5..........................   0.85    07/08/03     15,165,000
           California Housing Finance
            Agency,
  12,030    Home Mortgage 2001 Ser J
            (AMT) (FSA)..................   0.95    07/01/03     12,030,000
   3,400    Home Mortgage 2001 Ser U
            (AMT) (MBIA).................   0.95    07/01/03      3,400,000
   8,300    Home Mortgage 2002 Ser J
            (AMT) (MBIA).................   0.95    07/01/03      8,300,000
  12,000    Home Mortgage 2002 Ser M
            (AMT)........................   0.95    07/01/03     12,000,000
  15,000    Home Mortgage 2003 Ser F
            (AMT) (FSA)..................   0.95    07/08/03     15,000,000
           California Pollution Control
            Financing Authority,
  10,485    Chevron USA Inc Ser 1984B....   1.10    06/15/04     10,486,763
   2,300    Shell Oil Co Ser 1991 A......   0.85    07/01/03      2,300,000
   5,000    Solid Waste Disposal Waste
            Management Inc Ser 2002 A
            (AMT)........................   0.96    07/08/03      5,000,000
           California Statewide
            Communities Development
            Authority,
   1,515    Chevron USA Inc Ser 2002.....   0.92    07/01/03      1,515,000
  10,000    Children's Hospital of Los
            Angeles Ser 2002 A (Ambac)...   0.85    07/08/03     10,000,000
  32,570   California Transit Finance
            Authority, Ser 1997 (FSA)....   1.00    07/08/03     32,570,000
  14,655   Chino Basin Financing
            Authority, Inland Empire
            Utilities Agency Ser 2002 A
            (Ambac)......................   0.85    07/08/03     14,655,000
  23,600   Contra Costa County,
            Multifamily The Park Regency
            Ser 1992 A (AMT).............   0.97    07/08/03     23,600,000
   6,900   Eastern Municipal Water
            District, Water & Sewer Ser
            1993 B COPs (FGIC)...........   0.85    07/08/03      6,900,000
  17,500   Elsinore Valley Municipal
            Water District, Ser 2000 A
            COPs (FGIC)..................   0.95    07/08/03     17,500,000
  10,500   Fremont, Creekside Village
            Multifamily Ser 1985 D.......   0.85    07/08/03     10,500,000
  14,600   Fresno, Sewer System Sub Lien
            Ser 2000 A (FGIC)............   0.95    07/08/03     14,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*        VALUE

---------------------------------------------------------------------------

 $ 8,000   Golden Empire Schools
            Financing Authority, Kern
            High School District Ser
            2001.........................   1.00%   07/08/03   $  8,000,000
   7,274   Irvine Assessment District, No
            00-18, Improvement Bond Act
            1915.........................   0.85    07/01/03      7,274,000
   8,700   Lancaster, Antelope Pines
            Apartment Ser 2001 A.........   0.87    07/08/03      8,700,000
           Los Angeles, Multifamily
  30,000    1985 Ser K...................   0.88    07/08/03     30,000,000
   3,150    1994 Ser A (AMT).............   1.00    07/01/03      3,150,000
  22,100   Los Angeles Community
            Redevelopment Agency, Grand
            Promenade Ser 2002...........   0.88    07/08/03     22,100,000
  10,000   Los Angeles Convention and
            Exhibition Center Authority,
            Ser 2003 F (Ambac)...........   0.97    06/16/04     10,000,000
           Los Angeles Department of
            Water & Power,
  12,000    Power System 2001 Ser B
            Subser B-1...................   0.85    07/08/03     12,000,000
  15,000    Water System 2001 Ser B
            Subser B-1...................   1.05    07/08/03     15,000,000
   4,000    Water System 2001 Ser B
            Subser B-2...................   0.85    07/01/03      4,000,000
           Metropolitan Water District of
            Southern California,
   8,000    Water 1999 Ser C.............   0.90    07/08/03      8,000,000
  10,000    Water 2000 Ser B-4...........   0.85    07/08/03     10,000,000
   9,395    Waterworks 1996 Ser A
            (Ambac)......................   0.80    07/08/03      9,395,000
  16,100   Monterey Peninsula Water
            Management District,
            Wastewater Ser 1992 COPs.....   1.05    07/08/03     16,100,000
   9,200   Newport Beach, Hoag Memorial
            Hospital Presbyterian
            Ser 1996 B & C...............   1.00    07/01/03      9,200,000
  27,700   Oakland-Alameda County
            Coliseum Authority, Oakland
            Coliseum 2000 Refg Ser C-1...   1.00    07/08/03     27,700,000
   3,000   Orange County Housing
            Authority, Oasis Martinique
            Refg 1998 Issue I............   0.92    07/08/03      3,000,000
   5,140   Orange County Sanitation
            District, Ser 2000 A & Ser
            2000 B COPs..................   0.85    07/01/03      5,140,000
   5,000   Pasadena, City Hall & Park
            Improvement Ser 2003 COPs
            (Ambac)......................   0.95    07/08/03      5,000,000
   4,500   Pomona Redevelopment Agency,
            Park & Plaza Apartments
            Ser 1998 A...................   0.87    07/08/03      4,500,000
  13,000   Rancho Mirage Joint Powers
            Financing Authority,
            Eisenhower Medical Center Ser
            1997 B COPs (MBIA)...........   0.97    07/08/03     13,000,000
   6,950   Redlands, Orange Village
            Apartments 1988 Ser A
            (AMT)........................   1.05    07/08/03      6,950,000
   6,940   Sacramento County,
            Administration Center &
            Courthouse Ser 1990 COPs.....   1.00    07/08/03      6,940,000
  15,000   San Bernardino County, Medical
            Center Financing Ser 1998
            COPs (MBIA)..................   1.05    07/08/03     15,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*        VALUE

---------------------------------------------------------------------------

 $11,275   San Francisco City & County,
            Folsom-Dore Apartments Ser
            2002 A (AMT).................   1.10%   07/08/03   $ 11,275,000
   7,500   San Francisco City & County
            Redevelopment Agency, Bayside
            Village Multifamily Ser 1985
            A............................   1.02    07/08/03      7,500,000
  13,400   San Jose Redevelopment Agency,
            Merged Area 1996 Ser B.......   0.90    07/08/03     13,400,000
   5,300   San Jose-Santa Clara Clean
            Water Financing Authority,
            Sewer Ser 1995 B (FGIC)......   0.85    07/08/03      5,300,000
  12,500   Southern California Public
            Power Authority, Transmission
            Refg Ser 2001 A (FSA)........   0.95    07/08/03     12,500,000
   5,120   Turlock Irrigation District,
            Ser 1988 A...................   1.00    07/08/03      5,120,000
                                                               ------------
           Total California Tax-Exempt Short-Term Variable
            Rate Municipal Obligations
            (COST $617,735,763)..............................
                                                                617,735,763
                                                               ------------

                                                       YIELD TO
                                                       MATURITY
                                    COUPON  MATURITY  ON DATE OF
                                     RATE     DATE     PURCHASE
                                    ------  --------  ----------

         California Tax-Exempt Commercial Paper (15.8%)
10,000   California
          Infrastructure &
          Economic Development
          Bank, Salvation Army
          Western Territory Ser
          2001....................  1.08%   01/28/04    1.08%        10,000,000
         East Bay Municipal
          Utility District,
11,000    Water System Ser 1997...   1.05   07/23/03     1.05        11,000,000
10,000    Water System Ser 1997...   1.00   08/13/03     1.00        10,000,000
10,000   Los Angeles County
          Metropolitan
          Transportation
          Authority, 2nd Sub Sales
          Tax Ser A...............   1.05   08/20/03     1.05        10,000,000
15,000   San Diego County Regional
          Transportation
          Commission, Sub Sales
          Tax Ser A...............   1.05   08/12/03     1.05        15,000,000
         San Diego County Water
          Authority,
16,000    Ser 1...................   1.00   08/14/03     1.00        16,000,000
10,000    Ser 1...................   0.98   09/24/03     0.98        10,000,000
 6,400   San Gabriel Valley
          Council of Governments,
          Alameda Corridor-East
          GANs....................   0.95   08/13/03     0.95         6,400,000
         University of California
          Regents,
11,700    Ser A...................   0.95   07/29/03     0.95        11,700,000
10,000    Ser A...................   0.95   08/07/03     0.95        10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                        YIELD TO
PRINCIPAL                                               MATURITY
AMOUNT IN                             COUPON  MATURITY  ON DATE OF
THOUSANDS                             RATE     DATE     PURCHASE       VALUE

    --
---------------------------------------------------------------------------------

           Puerto Rico
 $ 9,923   Puerto Rico Government
            Development Bank,
            Ser 1986................  1.00%   07/10/03    1.00%     $   9,923,000
                                                                    -------------
           Total California Tax-Exempt Commercial Paper
            (COST $120,023,000)...................................    120,023,000
                                                                    -------------
           California Tax-Exempt Short-Term Municipal Notes (15.6%)
           California School Cash
            Reserve Program
            Authority,
  35,000    2002 Pool Ser A (Ambac),
            dtd 07/03/02............   3.00   07/03/03     1.67        35,002,508
  30,000    2003 Pool Set A (Ambac),
            dtd 07/03/03 (WI).......   2.00   07/06/04     0.90        30,330,300
  14,795   California Statewide
            Communities Development
            Authority, 2003 Ser A-1
            TRANs (FSA),
            dtd 07/01/03 (WI).......   2.00   06/30/04     0.88        14,958,781
   8,540   Los Angeles County,
            2003-2004 Ser A TRANs,
            dtd 07/01/03 (WI).......   2.00   06/30/04     0.85         8,637,100
           Santa Cruz,
  15,000    2002-2003 TRANs, dtd
            07/02/02................   3.00   07/01/03     1.65        15,000,000
  15,000    2003-2004 TRANs, dtd
            07/02/03 (WI)...........   2.00   07/01/04     0.91        15,161,550
                                                                    -------------
           Total California Tax-Exempt Short-Term Municipal Notes
            (COST $119,090,239)...................................    119,090,239
                                                                    -------------

           Total Investments
            (COST $856,849,002) (A) (B)......................   112.4%   856,849,002

           Liabilities in Excess of Other Assets.............   (12.4)   (94,401,293)
                                                               ------   ------------
           Net Assets........................................   100.0%  $762,447,709
                                                               ======   ============

---------------------

 AMT  ALTERNATIVE MINIMUM TAX.
 COPS CERTIFICATES OF PARTICIPATION.
 GANS GRANT ANTICIPATION NOTES.
 TRANS TAX AND REVENUE ANTICIPATION NOTES.
 WI   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
  +   RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2003.
  *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
 (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $97,587,731 IN CONNECTION WITH THE PURCHASE OF WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.
 (b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.
 BOND
 INSURANCE:
 AMBAC AMBAC ASSURANCE CORPORATION.
 FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
 FSA  FINANCIAL SECURITY ASSURANCE INC.
 MBIA MBIA INSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $856,849,002)....................................  $856,849,002
Cash..............................................    1,212,854
Interest receivable...............................    2,412,236
Prepaid expenses..................................       22,354
                                                    -----------
    Total Assets..................................  860,496,446
                                                    -----------
Liabilities:
Payable for:
  Investments purchased...........................   97,587,731
  Investment management fee.......................      307,129
  Distribution fee................................       64,918
Accrued expenses and other payables...............       88,959
                                                    -----------
    Total Liabilities.............................   98,048,737
                                                    -----------
    Net Assets....................................  $762,447,709
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $762,443,144
Accumulated undistributed net investment income...        4,565
                                                    -----------
    Net Assets....................................  $762,447,709
                                                    ===========
Net Asset Value Per Share,
  762,423,818 shares outstanding (UNLIMITED SHARES
   AUTHORIZED OF $.01 PAR VALUE)..................  $      1.00
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $9,700,871
                                                    ---------
Expenses
Investment management fee.........................  3,723,198
Distribution fee..................................    782,245
Transfer agent fees and expenses..................     94,566
Professional fees.................................     47,660
Shareholder reports and notices...................     42,086
Custodian fees....................................     36,079
Trustees' fees and expenses.......................     19,995
Registration fees.................................     12,645
Other.............................................     19,101
                                                    ---------

    Total Expenses................................  4,777,575

Less: expense offset..............................    (35,922)
                                                    ---------

    Net Expenses..................................  4,741,653
                                                    ---------

Net Investment Income.............................  $4,959,218
                                                    =========

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED
                                          JUNE 30, 2003  JUNE 30, 2002
                                          -------------  -------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $  4,959,218   $  9,180,749

Dividends to shareholders from net
 investment income......................    (4,959,654)    (9,180,575)

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      (207,445)     3,566,660
                                          ------------   ------------

    Net Increase (Decrease).............      (207,881)     3,566,834

Net Assets:
Beginning of period.....................   762,655,590    759,088,756
                                          ------------   ------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $4,565 AND
 $603, RESPECTIVELY)....................  $762,447,709   $762,655,590
                                          ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $1,971,004,731 and $1,950,530,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,486. At June 30, 2003, the Fund had an accrued pension liability of $51,102 which is included in accrued expenses in the Statement of Assets and Liabilities.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Shares sold.............................   2,216,990,398   2,296,072,907
Shares issued in reinvestment of
 dividends..............................       4,959,654       9,180,575
                                          --------------  --------------
                                           2,221,950,052   2,305,253,482
Shares redeemed.........................  (2,222,157,497) (2,301,686,822)
                                          --------------  --------------
Net increase (decrease) in shares
 outstanding............................        (207,445)      3,566,660
                                          ==============  ==============

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Selected Per Share Data:
Net asset value,
 beginning of period.....     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              -------        -------        -------        -------        -------
Net income from
 investment operations...       0.006          0.011          0.026          0.026          0.023
Less dividends from net
 investment income.......      (0.006)        (0.011)        (0.026)        (0.026)        (0.023)
                              -------        -------        -------        -------        -------

Net asset value, end of
 period..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              =======        =======        =======        =======        =======

Total Return.............        0.63%          1.15%          2.68%          2.60%          2.31%

Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................        0.60%          0.60%          0.59%          0.61%          0.63%(1)
Net investment income....        0.63%          1.14%          2.64%          2.55%          2.28%
Supplemental Data:
Net assets, end of
 period, in thousands....    $762,448       $762,656       $759,089       $697,703       $625,753

---------------------

 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets Government Securities Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

                                                  ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES        PURCHASE         VALUE

------------------------------------------------------------------------------

           U.S. Government Agencies (92.7%)
$680,000   Federal Home Loan Banks
            07/02/03 - 09/03/03...............   0.91 - 1.18%   $  679,439,459
 290,000   Federal National Mortgage Assoc.
            07/09/03 - 08/27/03...............   0.96 - 1.20       289,700,044
 120,000   Freddie Mac
            07/17/03 - 08/07/03...............   1.14 - 1.21       119,904,150
  50,000   Student Loan Marketing Assoc.
            08/12/03..........................       0.96           49,944,000
                                                                --------------
           Total U.S. Government Agencies
            (COST $1,138,987,653).............................   1,138,987,653
                                                                --------------
           U.S. Government Obligation (0.8%)
  10,000   U.S. Treasury Bill
            07/03/03
            (COST $9,999,467).................       0.96            9,999,467
                                                                --------------
           Repurchase Agreement (6.6%)
  80,330   Goldman, Sachs & Co.
            due 07/01/03 (dated 06/30/03;
            proceeds $80,332,678) (a)
            (COST $80,330,000)................       1.20           80,330,000
                                                                --------------

           Total Investments
            (COST $1,229,317,120) (B).........      100.1%      1,229,317,120

           Liabilities in Excess of Other
            Assets............................       (0.1)           (623,362)
                                                    -----      --------------

           Net Assets.........................      100.0%     $1,228,693,758
                                                    =====      ==============

---------------------

 (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 6.00% - 6.63% DUE 08/01/09 - 03/01/33 VALUED AT $81,936,600.
 (b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $1,229,317,120)..................................  $1,229,317,120
Cash..............................................          2,237
Interest receivable...............................          2,678
Prepaid expenses and other assets.................         46,503
                                                    -------------
    Total Assets..................................  1,229,368,538
                                                    -------------
Liabilities:
Payable for:
  Investment management fee.......................        451,449
  Distribution fee................................        104,719
Accrued expenses and other payables...............        118,612
                                                    -------------
    Total Liabilities.............................        674,780
                                                    -------------
    Net Assets....................................  $1,228,693,758
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,228,648,915
Accumulated undistributed net investment income...         44,843
                                                    -------------
    Net Assets....................................  $1,228,693,758
                                                    =============
Net Asset Value Per Share,
  1,228,693,220 shares outstanding (UNLIMITED
   SHARES AUTHORIZED OF $.01 PAR VALUE)...........  $        1.00
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $21,644,780
                                                    ----------
Expenses
Investment management fee.........................   6,025,221
Distribution fee..................................   1,435,837
Transfer agent fees and expenses..................     137,171
Registration fees.................................      78,942
Professional fees.................................      45,505
Custodian fees....................................      38,848
Shareholder reports and notices...................      37,441
Trustees' fees and expenses.......................      20,762
Other.............................................      23,598
                                                    ----------
    Total Expenses................................   7,843,325
                                                    ----------

    Net Investment Income.........................  13,801,455

    Net Realized Gain.............................       1,458
                                                    ----------

Net Increase......................................  $13,802,913
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   13,801,455  $   31,931,759
Net realized gain.......................           1,458         400,942
                                          --------------  --------------

    Net Increase........................      13,802,913      32,332,701
                                          --------------  --------------

Dividends and Distributions to
 Shareholders from:
Net Investment income...................     (13,801,110)    (31,931,695)
Net realized gain.......................          (1,458)       (400,942)
                                          --------------  --------------

    Total Dividends and Distributions...     (13,802,568)    (32,332,637)
                                          --------------  --------------

Net decrease from transactions in shares
 of beneficial interest.................    (198,302,159)   (176,378,521)
                                          --------------  --------------

    Net Decrease........................    (198,301,814)   (176,378,457)

Net Assets:
Beginning of period.....................   1,426,995,572   1,603,374,029
                                          --------------  --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $44,843 AND
 $193, RESPECTIVELY)....................  $1,228,693,758  $1,426,995,572
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding
$2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $49,960,272,643 and $50,177,472,388, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,265. At June 30, 2003, the Fund had an accrued pension liability of $58,098 which is included in accrued expenses in the Statement of Assets and Liabilities.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Shares sold.............................   6,396,600,275   5,669,833,665
Shares issued in reinvestment of
 dividends and distributions............      13,784,355      32,300,420
                                          --------------  --------------
                                           6,410,384,630   5,702,134,085
Shares redeemed.........................  (6,608,686,789) (5,878,512,606)
                                          --------------  --------------
Net decrease in shares outstanding......    (198,302,159)   (176,378,521)
                                          ==============  ==============

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Selected Per Share Data:
Net asset value,
 beginning of period.....      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                               -------        -------        -------        -------        -------
Net income from
 investment operations...        0.009          0.020          0.053          0.050          0.045
Less dividends from net
 investment income.......       (0.009)+       (0.020)+       (0.053)        (0.050)        (0.045)
                               -------        -------        -------        -------        -------

Net asset value, end of
 period..................      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                               =======        =======        =======        =======        =======

Total Return.............         0.95%          2.01%          5.48%          5.17%          4.64%

Ratios to Average Net
 Assets:
Expenses.................         0.55%          0.53%          0.56%          0.59%          0.61%
Net investment income....         0.96%          1.96%          5.24%          5.03%          4.50%
Supplemental Data:
Net assets, end of
 period, in thousands....   $1,228,694     $1,426,996     $1,603,374       $932,466       $995,448

---------------------

  +   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2003, 55.32% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                                 Number of
                                                                                                                Portfolios
                                             Term of                                                              in Fund
                           Position(s)     Office and                                                             Complex
Name, Age and Address of    Held with       Length of                                                            Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years**        by Trustee***
-------------------------  -----------   ---------------  ---------------------------------------------  -------------------------
Michael Bozic (62)         Trustee       Since April      Retired; Director or Trustee of the Retail                     216
c/o Mayer, Brown, Rowe &                 1994             Funds and TCW/DW Term Trust 2003 (since April
Maw LLP                                                   1994) and the Institutional Funds (since July
Counsel to the                                            2003); formerly Vice Chairman of Kmart
Independent Directors                                     Corporation (December 1998-October 2000),
1675 Broadway                                             Chairman and Chief Executive Officer of
New York, NY                                              Levitz Furniture Corporation (November
                                                          1995-November 1998) and President and Chief
                                                          Executive Officer of Hills Department Stores
                                                          (May 1991-July 1995); formerly variously
                                                          Chairman, Chief Executive Officer, President
                                                          and Chief Operating Officer (1987-1991) of
                                                          the Sears Merchandise Group of Sears, Roebuck
                                                          & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Retail Funds and                    216
c/o Summit Ventures LLC                  1993             TCW/DW Term Trust 2003 (since January 1993)
1 Utah Center                                             and the Institutional Funds (since July
201 S. Main Street                                        2003); member of the Utah Regional Advisory
Salt Lake City, UT                                        Board of Pacific Corp.; formerly United
                                                          States Senator (R-Utah) (1974-1992) and
                                                          Chairman, Senate Banking Committee
                                                          (1980-1986), Mayor of Salt Lake City, Utah
                                                          (1971-1974), Astronaut, Space Shuttle
                                                          Discovery (April 12-19, 1985), and Vice
                                                          Chairman, Huntsman Corporation (chemical
                                                          company).
Wayne E. Hedien (69)       Trustee       Since September  Retired; Director or Trustee of the Retail                     216
c/o Mayer, Brown, Rowe &                 1997             Funds and TCW/DW Term Trust 2003; (Since
Maw LLP                                                   September 1997) and the Institutional Funds
Counsel to the                                            (since July 2003); formerly associated with
Independent Directors                                     the Allstate Companies (1966-1994), most
1675 Broadway                                             recently as Chairman of The Allstate
New York, NY                                              Corporation (March 1993-December 1994) and
                                                          Chairman and Chief Executive Officer of its
                                                          wholly-owned subsidiary, Allstate Insurance
                                                          Company (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw LLP
Counsel to the
Independent Directors
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (69)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw LLP                    Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Directors      director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                                Number of
                                                                                                               Portfolios
                                            Term of                                                              in Fund
                           Position(s)     Office and                                                            Complex
Name, Age and Address of    Held with      Length of                                                            Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years**        by Trustee***
-------------------------  -----------   --------------  ---------------------------------------------  -------------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and Director                   216
(54)                                     1991            or Trustee of the Retail Funds and TCW/DW
c/o Johnson Smick                                        Term Trust 2003 (since July 1991) and the
International, Inc.                                      Institutional Funds (since July 2003); Senior
2099 Pennsylvania Avenue,                                Partner, Johnson Smick International, Inc., a
N.W.                                                     consulting firm; Co-Chairman and a founder of
Suite 950                                                the Group of Seven Council (G7C), an
Washington, D.C.                                         international economic commission; formerly
                                                         Vice Chairman of the Board of Governors of
                                                         the Federal Reserve System and Assistant
                                                         Secretary of the U.S. Treasury.
Joseph J. Kearns (60)      Trustee       Since July      Deputy Chairman of the Audit Committee and                     217
PMB754                                   2003            Director or Trustee of the Retail Funds and
23852 Pacific                                            TCW/DW Term Trust 2003 (since July 2003) and
Coast Highway                                            the Institutional Funds (since August 1994);
Malibu, CA                                               previously Chairman of the Audit Committee of
                                                         the Institutional Funds (October 2001-July
                                                         2003); President, Kearns & Associates LLC
                                                         (investment consulting); formerly CFO of the
                                                         J. Paul Getty Trust.
Michael E. Nugent (67)     Trustee       Since July      Chairman of the Insurance Committee and                        216
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Retail Funds and
445 Park Avenue                                          TCW/DW Term Trust 2003 (since July 1991) and
New York, NY                                             the Institutional Funds (since July 2001);
                                                         General Partner of Triumph Capital, L.P., a
                                                         private investment partnership; formerly Vice
                                                         President, Bankers Trust Company and BT
                                                         Capital Corporation (1984-1988).
Fergus Reid (71)           Trustee       Since July      Chairman of the Governance Committee and                       217
85 Charles Colman Blvd.                  2003            Director or Trustee of the Retail Funds and
Pawling, NY                                              TCW/DW Term Trust 2003 (since July 2003) and
                                                         the Institutional Funds (since June 1992);
                                                         Chairman of Lumelite Plastics Corporation.


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(54)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
2099 Pennsylvania Avenue,  of the Financial Accounting
N.W.                       Standards Board); Director of RBS
Suite 950                  Greenwich Capital Holdings
Washington, D.C.           (financial holding company).

Joseph J. Kearns (60)      Director of Electro Rent
PMB754                     Corporation (equipment leasing),
23852 Pacific              The Ford Family Foundation, and the
Coast Highway              UCLA Foundation.
Malibu, CA

Michael E. Nugent (67)     Director of various business
c/o Triumph Capital, L.P.  organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)           Trustee and Director of certain
85 Charles Colman Blvd.    investment companies in the
Pawling, NY                JPMorgan Funds complex managed by
                           JP Morgan Investment Management
                           Inc.

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years**
-------------------------   -------------------   ---------------  ---------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(70)                        Board and Trustee                      Retail Funds and TCW/DW Term Trust 2003
c/o Morgan Stanley Trust                                           (since July 1991) and the Institutional Funds
Harborside Financial                                               (since July 2003); formerly Chief Executive
Center,                                                            Officer of the Retail Funds and the TCW/DW
Plaza Two,                                                         Term Trust 2003 (until September 2002).
Jersey City, NJ
James F. Higgins (55)       Trustee               Since June 2000  Director or Trustee of the Retail Funds and
c/o Morgan Stanley Trust                                           TCW/DW Term Trust 2003 (since June 2000) and
Harborside Financial                                               the Institutional Funds (since July 2003);
Center,                                                            Senior Advisor of Morgan Stanley (since
Plaza Two,                                                         August 2000); Director of the Distributor and
Jersey City, NJ                                                    Dean Witter Realty Inc.; previously President
                                                                   and Chief Operating Officer of the Private
                                                                   Client Group of Morgan Stanley (May
                                                                   1999-August 2000), and President and Chief
                                                                   Operating Officer of Individual Securities of
                                                                   Morgan Stanley (February 1997-May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Retail Funds and
1585 Broadway                                     1994             TCW/DW Term Trust 2003 (since April 1994) and
New York, NY                                                       the Institutional Funds (since July 2003);
                                                                   Chairman of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW Inc.; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                   Number of
                                  Portfolios
                                    in Fund
                                    Complex
Name, Age and Address of           Overseen
   Interested Trustee            by Trustee***        Other Directorships Held by Trustee
-------------------------  -------------------------  -----------------------------------
Charles A. Fiumefreddo                     216        None
(70)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (55)                      216        Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust                              The Equitable Life Assurance
Harborside Financial                                  Society of the United States
Center,                                               (financial services).
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                     216        Director of American Airlines, Inc.
1585 Broadway                                         and its parent company, AMR
New York, NY                                          Corporation.

----------------------------

   * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
 *** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President                            Since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (48)                      Vice President and General Counsel   Since February 1997
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Executive Vice President and         Since April 2003
1221 Avenue of the Americas          Principal Executive Officer
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Stefanie V. Chang (36)               Vice President                       Since July 2003
1221 Avenue of the Americas
New York, NY


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years**
-----------------------------------  ---------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management Inc.;
New York, NY                         President, Director and Chief Executive
                                     Officer of the Investment Manager and Morgan
                                     Stanley Services; Chairman, Chief Executive
                                     Officer and Director of the Distributor;
                                     Chairman and Director of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President Morgan Stanley
                                     Investments LP (since February 2003);
                                     President of the Institutional Funds (since
                                     July 2003) and President of the Retail Funds
                                     and TCW/DW Term Trust 2003 (since May 1999);
                                     Trustee (since July 2003) and President
                                     (since December 2002) of the Van Kampen
                                     Closed-End Funds; Trustee (since May 1999)
                                     and President (since October 2002) of the Van
                                     Kampen Open-End Funds.
Barry Fink (48)                      General Counsel (since May 2000) and Managing
1221 Avenue of the Americas          Director (since December 2000) of Morgan
New York, NY                         Stanley Investment Management; Managing
                                     Director (since December 2000), Secretary
                                     (since February 1997) and Director (since
                                     July 1998) of the Investment Manager and
                                     Morgan Stanley Services; Assistant Secretary
                                     of Morgan Stanley DW; Chief Legal Officer of
                                     Morgan Stanley Investments LP (since July
                                     2002); Vice President of the Institutional
                                     Funds (since July 2003); Vice President and
                                     Secretary of the Distributor; previously
                                     Secretary of the Retail Funds (February
                                     1997-July 2003); previously Vice President
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services (February 1997-December 2001).
Ronald E. Robison (64)               Chief Global Operations Officer and Managing
1221 Avenue of the Americas          Director of Morgan Stanley Investment
New York, NY                         Management Inc.; Managing DIrector of Morgan
                                     Stanley & Co. Incorporated; Managing DIrector
                                     of Morgan Stanley; Managing Director, Chief
                                     Administrative Officer and Director of the
                                     Investment Manager and Morgan Stanley
                                     Services; Chief Executive Officer and
                                     Director of the Transfer Agent; Executive
                                     Vice President and Principal Executive
                                     Officer of the Institutional Funds (since
                                     July 2003); and the TCW/DW Term Trust 2003
                                     (since April 2003); previously President of
                                     the Institutional Funds (March 2001-July
                                     2003) and Director of the Institutional Funds
                                     (March 2001-July 2003).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and Morgan
                                     Stanley Investments LP; Director of the
                                     Transfer Agent, Chief Investment Officer of
                                     the Van Kampen Funds; Vice President of the
                                     Institutional Funds (since July 2003) and the
                                     Retail Funds (since July 1995).
Stefanie V. Chang (36)               Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas          and Morgan Stanley Investment Management Inc.
New York, NY                         and Vice President of the Institutional Funds
                                     (since December 1997) and the Retail Funds
                                     (since July 2003); formerly practiced law
                                     with the New York law firm of Rogers & Wells
                                     (now Clifford Chance LLP).

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Francis Smith (37)                   Treasurer and Chief Financial        Treasurer since July 2003 and Chief
c/o Morgan Stanley Trust             Officer                              Financial Officer since September
Harborside Financial Center,                                              2002
Plaza Two,
Jersey City, NJ
Thomas F. Caloia (57)                Vice President                       Since July 2003
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Mary E. Mullin (36)                  Secretary                            Since July 2003
1221 Avenue of the Americas
New York, NY


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years**
-----------------------------------  ---------------------------------------------
Francis Smith (37)                   Executive Director of the Investment Manager
c/o Morgan Stanley Trust             and Morgan Stanley Services (since December
Harborside Financial Center,         2001); previously Vice President of the
Plaza Two,                           Retail Funds (September 2002-July 2003);
Jersey City, NJ                      previously Vice President of the Investment
                                     Manager and Morgan Stanley Services (August
                                     2000-November 2001) and Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000).
Thomas F. Caloia (57)                Executive Director (since December 2002) and
c/o Morgan Stanley Trust             Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two,                           Services; previously Treasurer of the Retail
Jersey City, NJ                      Funds (April 1989-July 2003); formerly First
                                     Vice President of the Investment Manager, the
                                     Distributor and Morgan Stanley Services.
Mary E. Mullin (36)                  Vice President of Morgan Stanley & Co.
1221 Avenue of the Americas          Incorporated and Morgan Stanley Investment
New York, NY                         Management Inc.; Secretary of the
                                     Institutional Funds (since June 1999) and the
                                     Retail Funds (since July 2003); formerly
                                     practiced law with the New York law firms of
                                     McDermott, Will & Emery and Skadden, Arps,
                                     Slate, Meagher & Flom LLP.

----------------------------

   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

MONEY MARKET


ACTIVE ASSETS --
MONEY TRUST
TAX-FREE TRUST
CALIFORNIA TAX-FREE TRUST
GOVERNMENT SECURITIES TRUST


ANNUAL REPORT
JUNE 30, 2003


[MORGAN STANLEY LOGO]

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Funds. For more detailed information about the Funds, their fees and expenses and other pertinent information, please read their Prospectuses. The Funds' Statement of Additional Information contains additional information about the Funds, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]


                                                                        37829RPT

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Funds in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrants are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust

Ronald E. Robison
Principal Executive Officer
August 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003